Patrick F. Quan

Secretary

American Funds Fundamental Investors

Steuart Tower

1 Market Street, Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

(415) 393-7110 Tel

pfq@capgroup.com

September 2, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Fundamental Investors
File Nos. 002-10760 and 811-00032

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on August 28, 2014 of Registrant's Post-Effective Amendment No. 109 under the Securities Act of 1933 and Amendment No. 52 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

/pfq